SHARE OPTION PLAN (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended
	Feb. 28, 2026	Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Options exercised (in shares)		594,999
Shares issued (in shares)		458,238
Share options exercised, intrinsic value		$ 3.9
Shares option, weighted average exercise price (in dollars per share)		$ 5.12
Number of options awarded (shares)	615,000
Options, expected term	5 years
Vesting period of options awarded to employees	3 years
Initial strike price (usd per share)	$ 10.48